Risk management and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2018, there are interest rate swap agreements on the Lampung, Gallant and Grace facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2018, the following interest rate swap agreements were outstanding:

	Interest		Fair Value carrying		Fixed interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	assets	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$145,615	106	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	119,438	918	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$130,688	835	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of June 30, 2018
Interest rate swaps	$973	$1,217	$(331)	$—
As of December 31, 2017
Interest rate swaps	$—	$228	$(2,015)	$(2,102)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three and six months ended June 30, 2018 and 2017.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Interest rate swaps:
Ineffective portion of cash flow hedge	$(21)	(354)	22	$(350)
Amortization of amount excluded from hedge effectiveness	779	815	1,581	1,688
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Unrealized gains (losses)	544	247	1,175	910
Realized gains (losses)	—	—	—	—
Total gains (losses) on derivative instruments	$544	247	1,175	$910

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital and other comprehensive income is as follows for the periods ended and as of June 30, 2018 and 2017.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	4,144	—	4,144	4,144
Reclassification of amortization of cash flow hedge to earnings	428	(165)	263	263
Other comprehensive income for period	4,572	(165)	4,407	4,407
Balance as of June 30, 2018	$960	699	1,659	$1,659

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	(317)	—	(317)	(317)
Reclassification of amortization of cash flow hedge to earnings	428	(175)	253	253
Other comprehensive income for period	111	(175)	(64)	(64)
Balance as of June 30, 2017	$(6,836)	1,036	(5,800)	$(5,800)